Selling Expenses (Details) - Selling Expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Salaries and social security	€ 11,971	€ 13,115	€ 3,012
Professional services	1,983	1,196	327
Marketing	2,059	613	751
Travel	626	167	387
Depreciation/amortization	65	41	34
Other	485	140	134
Total	€ 17,189	€ 15,272	€ 4,645